Mineral properties, plant and equipment (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Commitments To Purchase And Unsettled Obligations For Property, Plant And Equipment	$ 8,764	$ 1,782